Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	23. SUBSEQUENT EVENTS There are no material subsequent events to report and no events out of the ordinary course of business.